John Hancock
Collateral Trust
Quarterly portfolio holdings 9/30/2021

Fund’s investments
As of 9-30-21 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 61.0%				$614,969,706
(Cost $614,943,377)
Australia & New Zealand Banking Group, Ltd.	02-01-22	0.112	10,000,000	9,996,934
BASF SE	10-01-21	0.061	50,000,000	49,999,883
CAFCO LLC	10-15-21 to 12-07-21	0.071 to 0.091	15,000,000	14,998,558
Cargill Global Funding PLC	10-01-21	0.051	50,000,000	49,999,901
Chariot Funding LLC	10-05-21 to 11-19-21	0.081 to 0.101	22,000,000	21,998,436
Commonwealth Bank of Australia	04-22-22	0.142	4,500,000	4,496,328
Cooperatieve Rabobank UA	02-08-22	0.132	1,250,000	1,249,572
Credit Suisse AG	12-27-21	0.172	25,000,000	24,991,506
Gotham Funding Corp.	12-13-21 to 02-04-22	0.101	21,000,000	20,991,403
Lime Funding LLC	10-01-21 to 11-01-21	0.101	17,800,000	17,799,264
Long Island Power Authority	10-06-21	0.101	16,600,000	16,600,055
Manhattan Asset Funding Company LLC	01-10-22 to 07-01-22	0.122 to 0.213	23,000,000	22,976,981
MUFG Bank, Ltd.	10-22-21 to 11-16-21	0.061 to 0.071	43,800,000	43,798,279
National Rural Utilities Cooperative Finance Corp.	10-07-21 to 10-21-21	0.081	25,000,000	24,999,341
Old Line Funding LLC	10-20-21 to 03-10-22	0.071 to 0.132	44,250,000	44,242,814
PSP Capital, Inc.	10-14-21 to 03-07-22	0.091 to 0.132	12,500,000	12,495,859
Royal Bank of Canada	11-30-21	0.183	14,000,000	13,998,079
Salt River Project Agricultural Improvement & Power District	10-19-21	0.061	35,100,000	35,098,421
Swedbank AB	10-05-21 to 02-23-22	0.132 to 0.162	49,450,000	49,447,595
The Bank of Nova Scotia	05-06-22 to 09-15-22	0.203 to 0.223	10,000,000	9,986,451
The University of Chicago	12-02-21	0.071	7,600,000	7,599,058
Thunder Bay Funding LLC	03-18-22	0.132	3,000,000	2,997,944
Toyota Credit Canada, Inc.	12-07-21	0.223	25,000,000	24,992,020
University of California	10-05-21	0.051	9,000,000	8,999,884
Westpac Banking Corp.	04-01-22 to 09-08-22	0.193 to 0.233	30,000,000	29,975,905

Westpac Securities NZ, Ltd.	02-07-22 to 05-02-22	0.132 to 0.162	6,050,000	6,045,996

Yale University	10-19-21 to 10-20-21	0.051	44,195,000	44,193,239
U.S. Government Agency 9.8%				$98,752,298
(Cost $98,651,614)
Federal Farm Credit Bank (SOFR + 0.060%) (A)	01-13-23	0.071	10,524,000	10,530,860

Federal Farm Credit Bank (SOFR + 0.080%) (A)	03-10-22	0.132	7,000,000	7,002,353
Federal Farm Credit Bank (Prime rate - 3.100%) (A)	03-15-22	0.157	5,000,000	5,001,460
Federal Farm Credit Bank (3 month USBMMY + 0.250%) (A)	02-22-22	0.259	10,000,000	10,009,472
Federal Farm Credit Bank (Prime rate - 2.970%) (A)	05-27-22	0.284	15,000,000	15,018,946
Federal Farm Credit Bank (SOFR + 0.380%) (A)	04-22-22	0.435	5,000,000	5,010,508
Federal Home Loan Bank	02-25-22 to 03-11-22	0.035 to 0.085	11,000,000	11,031,111
Federal National Mortgage Association (SOFR + 0.150%) (A)	12-09-21	0.203	90,000	90,024
Federal National Mortgage Association (SOFR + 0.190%) (A)	05-19-22	0.243	5,000,000	5,005,071

Federal National Mortgage Association (SOFR + 0.200%) (A)	06-15-22	0.253	10,000,000	10,011,950
Federal National Mortgage Association (SOFR + 0.390%) (A)	04-15-22	0.445	20,000,000	20,040,543
Time deposits 6.9%				$70,000,000
(Cost $70,000,000)

BNP Paribas SA	10-01-21	0.020	20,000,000	20,000,000

Sumitomo Mitsui Banking Corp.	10-14-21	0.183	50,000,000	50,000,000
Corporate interest-bearing obligations 5.6%				$56,410,946
(Cost $56,442,594)
Credit Suisse AG (SOFR + 0.450%) (A)	02-04-22	0.193	10,000,000	10,012,470

Credit Suisse AG	10-29-21	0.279	10,856,000	10,877,302
Merck & Company, Inc.	02-10-22	0.159	1,005,000	1,012,711
Microsoft Corp.	02-06-22	0.369	6,726,000	6,763,674
Novartis Capital Corp.	05-17-22	0.331	2,780,000	2,813,561
2	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value

Pfizer, Inc.	03-11-22	0.209	1,500,000	$1,517,096
Philip Morris International, Inc.	02-18-22	0.450	1,221,000	1,229,748
The Home Depot, Inc.	06-01-22	0.364	10,000,000	10,137,578
U.S. Bancorp	03-15-22	0.451	2,500,000	2,525,858

UBS AG (B)	04-21-22	0.338	5,000,000	5,035,515
Westpac Banking Corp.	01-11-22	0.159	4,453,000	4,485,433
U.S. Government 2.7%				$27,037,660
(Cost $27,036,062)

U.S. Treasury Note	12-31-21	0.046	7,000,000	7,027,291
U.S. Treasury Note (3 month USBMMY + 0.154%) (A)	01-31-22	0.061	20,000,000	20,010,369
Certificate of deposit 2.5%				$25,009,333

(Cost $25,000,994)
The Bank of Nova Scotia (SOFR + 0.170%) (A)	02-25-22	0.213	25,000,000	25,009,333
Municipal bonds 0.3%				$3,032,141
(Cost $3,033,085)
State of California	04-01-22	0.140	3,000,000	3,032,141

	Par value^	Value
Repurchase agreement 6.8%		$68,000,000
(Cost $68,000,000)
Barclays Tri-Party Repurchase Agreement dated 9-30-21 at 0.050% to be repurchased at $43,000,060 on 10-1-21, collateralized by $43,233,926 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $43,860,116)	43,000,000	43,000,000
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $25,000,000 on 10-1-21, collateralized by $25,523,000 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $25,500,080)	25,000,000	25,000,000
Total investments (Cost $963,107,726) 95.6%		$963,212,084
Other assets and liabilities, net 4.4%		44,435,956
Total net assets 100.0%		$1,007,648,040

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK COLLATERAL TRUST	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2021, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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